Revenue Recognition - Schedule of License, Royal and Other Revenue (Details) (10Q) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
License Revenue [Member] | License Agreement [Member] | Bellco [Member]
Revenue	$ 26	$ 27		$ 70
Other Revenue [Member]
Revenue	14		$ 29	$ 30
Royalty and Other Revenues [Member]
Revenue	$ 40	$ 27